Income Taxes - Summary of Aggregated Amount and Per Ordinary Share Effect of Tax Holiday (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
The aggregated dollar effect	$ 161	$ 1,746	$ 374
Basic [Member]
Income Tax Holiday [Line Items]
Per ordinary share effect - basic	$ 0.04	$ 0.41	$ 0.09
Diluted [Member]
Income Tax Holiday [Line Items]
Per ordinary share effect - basic	$ 0.03	$ 0.29	$ 0.09